Pension and Other Postretirement Employee Benefit Plans (Details 8)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Defined benefit pension plans, U.S. [Member]
Asset category
Debt securities - Target Allocation, Minimum	10.00%
Debt securities - Target Allocation, Maximum	30.00%
Debt securities - % of plan assets	29.00%	29.00%
Equity securities - Target Allocation, Minimum	25.00%
Equity securities - Target Allocation, Maximum	60.00%
Equity securities - % of plan assets	40.00%	40.00%
Real estate - Target Allocation, Minimum	5.00%
Real estate - Target Allocation, Maximum	20.00%
Real estate - % of plan assets	4.00%	4.00%
Alternatives - Target Allocation, Minimum	15.00%
Alternatives - Target Allocation, Maximum	50.00%
Alternatives - % of plan assets	27.00%	27.00%
Total - Target Allocation	100.00%
Total - % of plan assets	100.00%	100.00%
Defined benefit pension plans, Non-U.S. [Member]
Asset category
Debt securities - % of plan assets	71.00%	75.00%
Equity securities - % of plan assets	28.00%	23.00%
Real estate - % of plan assets		1.00%
Alternatives - % of plan assets	1.00%	1.00%
Total - Target Allocation	100.00%
Total - % of plan assets	100.00%	100.00%
Debt securities - Target Allocation	72.00%
Equity securities - Target Allocation	26.00%
Real estate - Target Allocation	1.00%
Alternatives - Target Allocation	1.00%
OPEB Plans [Member]
Asset category
Debt securities - % of plan assets	50.00%	50.00%
Equity securities - % of plan assets	50.00%	50.00%
Real estate - % of plan assets	0.00%	0.00%
Alternatives - % of plan assets	0.00%	0.00%
Total - Target Allocation	100.00%
Total - % of plan assets	100.00%	100.00%
Debt securities - Target Allocation	50.00%
Equity securities - Target Allocation	50.00%